TOBAM EMERGING MARKETS FUND
Portfolio of Investments
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 96.4%
Brazil — 5.3%
Atacadao SA	139,200	$ 390,099
CCR SA	147,600	302,887
Hapvida Participacoes e Investimentos S/A(a)*	344,400	331,875
Lojas Renner SA	71,200	275,960
Magazine Luiza SA*	678,800	352,150
Petroleo Brasileiro SA	49,800	264,073
Raia Drogasil SA	293,700	1,322,720
Sendas Distribuidora SA	85,400	315,584
Suzano SA	139,100	1,284,323
		4,839,671
Chile — 0.4%
Cencosud SA	209,188	344,023
China — 30.0%
3peak, Inc., Class A	8,109	320,788
Agricultural Bank of China Ltd., Class H	782,000	267,520
Anjoy Foods Group Co. Ltd., Class A	5,200	121,027
Asia - Potash International Investment Guangzhou Co. Ltd., Class A*	60,700	237,327
Beijing Kingsoft Office Software, Inc., Class A	18,787	712,432
CanSino Biologics, Inc., Class H(a)	19,600	166,371
Changchun High & New Technology Industry Group, Inc., Class A	4,200	100,374
Chengxin Lithium Group Co. Ltd., Class A	16,100	86,407
China Construction Bank Corp., Class H	557,000	348,342
China CSSC Holdings Ltd., Class A	82,300	263,194
China Feihe Ltd.(a)	392,000	331,890
China Gas Holdings Ltd.	382,000	553,618
China Literature Ltd.(a)*	54,600	210,619
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	138,500	250,672
China Overseas Land & Investment Ltd.	421,500	1,103,012
China Resources Gas Group Ltd.	213,000	794,608
China Yangtze Power Co. Ltd., Class A	211,411	637,765
China Zhenhua Group Science & Technology Co. Ltd., Class A	7,700	126,328
Chongqing Zhifei Biological Products Co. Ltd., Class A	32,688	412,694
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	229,800	$ 398,333
ENN Energy Holdings Ltd.	81,900	1,143,983
GD Power Development Co. Ltd., Class A*	358,800	220,196
Gemdale Corp., Class A	104,300	152,421
Ginlong Technologies Co. Ltd., Class A*	6,450	166,698
GoodWe Technologies Co. Ltd., Class A	8,013	371,140
Guangdong Investment Ltd.	646,000	659,598
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	12,200	103,445
Henan Shuanghui Investment & Development Co. Ltd., Class A	32,300	120,331
Hengan International Group Co. Ltd.	144,000	763,470
Hoshine Silicon Industry Co. Ltd., Class A	43,563	518,641
Huadong Medicine Co. Ltd., Class A	32,700	219,612
Huizhou Desay Sv Automotive Co. Ltd., Class A	11,300	170,859
Industrial & Commercial Bank of China Ltd., Class H	2,101,000	1,077,581
Ingenic Semiconductor Co. Ltd., Class A	8,100	81,987
iRay Technology Co. Ltd., Class A	4,931	324,182
Jiangsu Zhongtian Technology Co. Ltd., Class A	147,700	342,747
Maxscend Microelectronics Co. Ltd., Class A	9,728	159,771
Metallurgical Corp. of China Ltd., Class A	238,600	108,886
Montage Technology Co. Ltd., Class A	20,722	186,424
Muyuan Foods Co. Ltd., Class A	39,484	276,228
NARI Technology Co. Ltd., Class A	89,800	313,832
New Hope Liuhe Co. Ltd., Class A*	83,500	154,757
Ningbo Deye Technology Co. Ltd., Class A	12,800	608,899
Ningbo Orient Wires & Cables Co. Ltd., Class A	35,900	349,020
PetroChina Co. Ltd., Class H	1,090,000	497,905
Poly Developments and Holdings Group Co. Ltd., Class A	245,600	532,301
Porton Pharma Solutions Ltd., Class A	27,800	163,028

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Postal Savings Bank of China Co. Ltd., Class H(a)	2,245,000	$ 1,389,241
Pylon Technologies Co. Ltd., Class A	10,634	481,898
SG Micro Corp., Class A	5,150	127,596
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	579,200	946,396
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	36,100	182,764
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	64,000	241,210
Shanghai Junshi Biosciences Co. Ltd., Class H(a)*	40,400	250,156
Shanghai Putailai New Energy Technology Co. Ltd., Class A	27,100	201,981
Shenzhen Dynanonic Co. Ltd., Class A	7,200	237,465
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	44,900	322,989
Shenzhen SC New Energy Technology Corp., Class A	23,300	381,020
Shenzhen Transsion Holdings Co. Ltd., Class A	9,597	109,614
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	111,200	478,413
Sichuan Road and Bridge Group Co. Ltd., Class A	102,300	163,379
StarPower Semiconductor Ltd., Class A	2,900	137,182
Sungrow Power Supply Co. Ltd., Class A	29,200	468,548
Suzhou Maxwell Technologies Co. Ltd., Class A	5,905	348,989
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	40,640	325,892
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	34,000	170,785
Tingyi Cayman Islands Holding Corp.	442,000	779,701
Trina Solar Co. Ltd., Class A	28,990	264,908
Unigroup Guoxin Microelectronics Co. Ltd., Class A	16,199	306,347
Walvax Biotechnology Co. Ltd., Class A	82,400	474,849
Want Want China Holdings Ltd.	1,006,000	670,354
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Weihai Guangwei Composites Co. Ltd., Class A	15,000	$ 155,644
Wens Foodstuffs Group Co. Ltd., Class A	121,620	343,037
YongXing Special Materials Technology Co. Ltd., Class A	6,200	81,991
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	54,600	332,236
		27,605,848
India — 22.1%
Adani Green Energy Ltd.*	43,072	1,003,500
Adani Power Ltd.*	217,398	783,990
Adani Total Gas Ltd.	22,593	1,007,464
Adani Transmission Ltd.*	3,635	113,509
Apollo Hospitals Enterprise Ltd.	9,125	493,098
Aurobindo Pharma Ltd.	53,563	283,634
Avenue Supermarts Ltd.(a)*	24,627	1,209,223
Bandhan Bank Ltd.(a)*	129,673	365,973
Bharat Petroleum Corp. Ltd.	185,393	739,042
Bharti Airtel Ltd.	137,761	1,339,742
Cipla Ltd.	104,050	1,351,843
Container Corp. Of India Ltd.	63,865	569,427
Dr Reddy's Laboratories Ltd.	24,025	1,228,733
Eicher Motors Ltd.	23,428	911,096
GAIL India Ltd.	299,535	347,834
Godrej Consumer Products Ltd.*	51,989	548,522
HCL Technologies Ltd.	40,078	502,614
Hero MotoCorp Ltd.	11,353	375,128
Hindustan Petroleum Corp. Ltd.	131,157	371,815
Indian Oil Corp. Ltd.	622,984	575,435
Indian Railway Catering & Tourism Corp. Ltd.	53,224	410,357
Indus Towers Ltd.	219,086	503,022
InterGlobe Aviation Ltd.(a)*	16,586	401,354
Lupin Ltd.	40,170	355,853
Patanjali Foods Ltd.	9,877	142,488
Power Grid Corp. of India Ltd.	249,405	643,017
Sun Pharmaceutical Industries Ltd.	115,578	1,397,685
Tata Consultancy Services Ltd.	8,848	347,966
Tech Mahindra Ltd.	14,108	173,016
United Spirits Ltd.*	65,368	692,496
Vodafone Idea Ltd.*	3,598,599	342,415
Yes Bank Ltd.*	3,381,200	841,185
		20,372,476

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Indonesia — 4.5%
Aneka Tambang Tbk	1,873,500	$ 238,417
Bank Central Asia Tbk PT	361,400	198,170
Bank Jago Tbk PT*	1,629,900	389,009
Bank Mandiri Persero Tbk PT	282,300	180,021
Merdeka Copper Gold Tbk PT*	2,078,900	549,231
Sumber Alfaria Trijaya Tbk PT	2,333,700	397,728
Telkom Indonesia Persero Tbk PT	5,839,500	1,406,223
Tower Bersama Infrastructure Tbk PT	1,164,300	171,990
Unilever Indonesia Tbk PT	1,387,800	419,219
Vale Indonesia Tbk PT*	456,300	207,566
		4,157,574
Malaysia — 3.0%
Axiata Group Bhd	619,985	435,450
Kuala Lumpur Kepong Bhd	65,500	332,899
Maxis Bhd	201,400	175,630
Public Bank Bhd	1,377,100	1,350,320
Sime Darby Bhd	421,300	219,906
Sime Darby Plantation Bhd	220,600	233,112
		2,747,317
Mexico — 0.5%
Grupo Financiero Banorte SAB de CV, Class O	68,300	491,540
Peru — 0.7%
Credicorp Ltd.	4,642	629,734
Philippines — 0.8%
Emperador, Inc.*	486,200	179,727
International Container Terminal Services, Inc.	65,450	234,899
PLDT, Inc.	6,325	149,222
SM Investments Corp.	12,980	210,508
		774,356
Poland — 0.2%
Polski Koncern Naftowy ORLEN SA	10,308	151,438
Russia — 0.0%
Polyus PJSC(b)(c)*	1,069	—
South Africa — 3.1%
AngloGold Ashanti Ltd.	59,748	1,164,140
Capitec Bank Holdings Ltd.	4,551	495,407
Gold Fields Ltd.	96,539	1,002,542
MTN Group Ltd.	22,559	168,488
		2,830,577
	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — 7.4%
Amorepacific Corp.	2,938	$ 321,548
Celltrion Healthcare Co. Ltd.	15,704	725,729
Celltrion, Inc.	2,269	289,630
Coway Co. Ltd.	11,480	509,710
Hanon Systems	24,053	154,453
HLB, Inc.*	23,681	534,320
HMM Co. Ltd.	40,359	629,052
Hyundai Glovis Co. Ltd.	978	126,975
LG Uplus Corp.	20,793	182,091
NCSoft Corp.	2,250	803,754
Orion Corp.	4,646	472,989
Pearl Abyss Corp.*	5,714	190,452
Samsung Biologics Co. Ltd.(a)*	560	364,120
Samsung Engineering Co. Ltd.*	15,453	273,375
Samsung Fire & Marine Insurance Co. Ltd.	1,070	169,317
SK Bioscience Co. Ltd.*	1,860	108,914
SK Telecom Co. Ltd.	11,689	438,499
S-Oil Corp.	7,788	518,332
		6,813,260
Taiwan — 12.1%
Accton Technology Corp.	70,000	531,566
Asustek Computer, Inc.	125,000	1,089,649
AUO Corp.	1,434,200	696,728
E Ink Holdings, Inc.	127,000	665,063
Eclat Textile Co. Ltd.	33,660	540,347
Far EasTone Telecommunications Co. Ltd.	455,000	975,968
Feng TAY Enterprise Co. Ltd.	84,200	564,100
Innolux Corp.	825,245	296,625
Inventec Corp.	596,000	508,649
Micro-Star International Co. Ltd.	106,000	411,071
momo.com, Inc.	15,600	324,635
Nien Made Enterprise Co. Ltd.	20,000	191,110
PharmaEssentia Corp.*	52,626	815,556
Taiwan High Speed Rail Corp.	493,000	460,536
Taiwan Mobile Co. Ltd.	443,000	1,364,101
United Microelectronics Corp.	245,000	321,902
Wan Hai Lines Ltd.	137,920	358,463
Wiwynn Corp.	17,000	439,712
Yang Ming Marine Transport Corp.	285,000	605,408
		11,161,189
Thailand — 6.3%
Airports of Thailand PCL*	155,300	336,143

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
Thailand — (Continued)
Bangkok Dusit Medical Services PCL, Class F	1,704,000	$ 1,424,988
Bangkok Expressway & Metro PCL	2,025,500	572,814
Berli Jucker PCL	205,300	208,965
Bumrungrad Hospital PCL	163,200	998,398
Charoen Pokphand Foods PCL	866,920	619,820
Energy Absolute PCL	117,600	328,665
Krungthai Card PCL	184,800	314,277
PTT Exploration & Production PCL	163,200	831,115
SCB X PCL	36,200	111,670
		5,746,855
TOTAL COMMON STOCKS (Cost $89,103,777)		88,665,858
PREFERRED STOCKS — 2.4%
Brazil — 2.4%
Banco Bradesco SA(d)	108,700	310,066
Cia Paranaense de Energia(d)	105,500	157,786
Itau Unibanco Holding SA(d)	127,800	605,280
Petroleo Brasileiro SA(d)	250,100	1,160,384
TOTAL PREFERRED STOCKS (Cost $2,596,483)		2,233,516

TOTAL INVESTMENTS - 98.8% (Cost $91,700,260)		90,899,374
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		1,102,002
NET ASSETS - 100.0%		$92,001,376

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities were purchased in accordance with the guidelines approved by the Fund’s Board of Trustees and may be resold, in transactions exempt from registration, to qualified institutional buyers. At December 31, 2022, these securities amounted to $5,020,822 or 5.46% of net assets. These securities have been determined by the Adviser to be liquid securities.
(b)	Security is fair valued by the Adviser in accordance with the policies established by the Board of Trustees.
(c)	Security is deemed illiquid at December 31, 2022.
(d)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
*	Non-income producing.
PCL	Public Company Limited
PJSC	Public Joint Stock Company

At December 31, 2022, the Fund held the following open positions in futures contracts:
Long Futures Outstanding	Expiration Date	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Depreciation
MSCI® Emerging Markets Index	03/17/23	21	$1,034,335	$1,007,370	$(26,965)
					$(26,965)
See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments
December 31, 2022
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation  — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Trust’s Board of Trustees. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser's fair valuation determinations will be reviewed by the Trust's Board of Trustees. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of  the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments (Continued)
December 31, 2022
(Unaudited)
The following is a summary of the inputs used, as of December 31, 2022, in valuing the Fund's investments carried at fair value:
	Total Value at 12/31/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Brazil	$4,839,671	$—	$4,839,671	$—
Chile	344,023	344,023	—	—
China	27,605,848	635,660	26,970,188	—
India	20,372,476	—	20,372,476	—
Indonesia	4,157,574	—	4,157,574	—
Malaysia	2,747,317	—	2,747,317	—
Mexico	491,540	491,540	—	—
Peru	629,734	629,734	—	—
Philippines	774,356	179,727	594,629	—
Poland	151,438	—	151,438	—
Russia	—	—	—	—
South Africa	2,830,577	—	2,830,577	—
South Korea	6,813,260	—	6,813,260	—
Taiwan	11,161,189	—	11,161,189	—
Thailand	5,746,855	—	5,746,855	—
Preferred Stocks	2,233,516	—	2,233,516	—
Total Assets	$90,899,374	$2,280,684	$88,618,690	$—
Liabilities
Derivatives:
Equity Contracts
Long Futures	$(26,965)	$(26,965)	$—	$—
Total Liabilities	$(26,965)	$(26,965)	$—	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments (Concluded)
December 31, 2022
(Unaudited)
For the period ended December 31, 2022, there were no transfers in or out of Level 3.
Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.